DUE TO RELATED PARTY	6 Months Ended
May 31, 2014
Notes to Financial Statements
NOTE 4 - DUE TO RELATED PARTY	During the six months ended May 31, 2014 the Company’s President advanced the Company a total of $8,148 for operating expense. These amounts are non interest bearing and payable upon demand.